Document and Entity Information	Mar. 09, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001894562
Document Type	8-K/A
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	Prime Medicine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41536
Entity Tax Identification Number	84-3097762
Entity Address, Address Line One	21 Erie Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	564-0013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	PRME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Prime Medicine, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on March 9, 2023 (the “Original Form 8-K”). The Original Form 8-K furnished with the Securities and Exchange Commission an earnings release containing the Company’s financial results for the fourth quarter and year ended December 31, 2022. The sole purpose of this Amendment is to furnish a revised earnings release that corrects inadvertent errors in the earlier release that misstated the year-ended column headings in the Condensed Consolidated Balance Sheet Data (unaudited) table and the total liabilities for the year ended December 31, 2021. The updated version of the earnings release is furnished as Exhibit 99.1 hereto. No other modifications have been made to the Original Form 8-K.